Company financial information - Financial position (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Total non-current assets	€ 6,441	€ 7,218
Current assets
Cash and cash equivalents	654	772	€ 553	€ 414
Total current assets	2,857	3,072
TOTAL ASSETS	9,298	10,290	6,338
Equity attributable to owners of the parent
Issued capital	22
Share Premium	1,090	136
Capital contribution	431	431
Retained earnings	(2,370)	(2,313)
Total equity attributable to owners of the parent	(1,148)	(2,070)	(1,982)
Non-current liabilities
Borrowings	6,926	8,142
Related party borrowings	0	673
Total non-current liabilities	8,531	10,471
Current liabilities
Total current liabilities	1,914	1,887
TOTAL LIABILITIES	10,445	12,358
TOTAL EQUITY and LIABILITIES	9,298	10,290
Ardagh Group S.A.
Non-current assets
Investments in subsidiary undertakings	1,809	1,510
Total non-current assets	1,809	1,510
Current assets
Related party receivables	10
Cash and cash equivalents	1		€ 2	€ 2
Other receivables		2
Total current assets	11	2
TOTAL ASSETS	1,820	1,512
Equity attributable to owners of the parent
Issued capital	22
Share Premium	1,090	136
Legal reserve	2
Capital contribution	431	431
Retained earnings	267	270
Total equity attributable to owners of the parent	1,812	837
Non-current liabilities
Related party borrowings		673
Total non-current liabilities		673
Current liabilities
Related party borrowings	4
Other payables	4	2
Total current liabilities	8	2
TOTAL LIABILITIES	8	675
TOTAL EQUITY and LIABILITIES	€ 1,820	€ 1,512